CAPITAL STOCK - Disclosure of detailed information about share capital, reserves and other equity interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	$ 149,000	$ 94,341
Share-based compensation, stock options	2,531	2,545
Stock options exercised, reallocated to capital stock	2,754	3,546
Balance, end of year	268,270	149,000
Share-based payment reserve [Member]
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	8,978	8,668
Share-based compensation, stock options	2,531	2,545
Stock options exercised, reallocated to capital stock	(1,619)	(2,199)
Stock options forfeited, reallocated to deficit	(108)	(36)
Balance, end of year	$ 9,782	$ 8,978